Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2021

Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 14.8%
FirstMac Mortgage Funding Trust No 4 Series 1-2018,
30 Day Australian Bank Bill Rate + 1.5000%, 1.5100%, 3/8/49‡	2,031,856	AUD	$1,548,368
La Trobe Financial Capital Markets Trust 2017-2,
30 Day Australian Bank Bill Rate + 1.9000%, 1.9100%, 1/12/49‡	4,808,022	AUD	3,662,086
Liberty Series 2018-1 SME,
30 Day Australian Bank Bill Rate + 2.3500%, 2.3600%, 7/10/50‡	3,046,644	AUD	2,382,162
Liberty Series 2018-3,
30 Day Australian Bank Bill Rate + 2.1000%, 2.1100%, 10/25/50‡	1,207,261	AUD	922,097
Pepper Residential Securities Trust NO 18,
30 Day Australian Bank Bill Rate + 2.1000%, 2.1100%, 8/12/58‡	1,123,024	AUD	857,930
RedZed Trust Series 2018-1,
30 Day Australian Bank Bill Rate + 2.4000%, 2.4100%, 3/9/50‡	3,927,936	AUD	2,996,925
RESIMAC Bastille Trust Series 2017-1NC,
30 Day Australian Bank Bill Rate + 1.8500%, 1.8600%, 12/8/58‡	182,820	AUD	139,295
TORRENS Series 2014-2 Trust,
30 Day Australian Bank Bill Rate + 1.6000%, 1.6100%, 1/12/46‡	1,890,885	AUD	1,454,072
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $12,936,281)			13,962,935
Corporate Bonds– 70.5%
Banking – 24.2%
Australia & New Zealand Banking Group Ltd,
US Treasury Yield Curve Rate 5 Year + 1.2880%, 2.9500%, 7/22/30 (144A)‡	$2,400,000		2,480,424
Bendigo & Adelaide Bank Ltd,
90 Day Australian Bank Bill Rate + 2.4500%, 2.4800%, 11/30/28‡	2,500,000	AUD	1,947,687
Commonwealth Bank of Australia,
ICE LIBOR USD 3 Month + 2.0940%, 3.3750%, 10/20/26‡	1,000,000		1,011,350
DBS Group Holdings Ltd,
90 Day Australian Bank Bill Rate + 1.5800%, 1.6140%, 3/16/28‡	1,300,000	AUD	996,521
Lloyds Banking Group PLC, 3.9000%, 11/23/23	4,000,000	AUD	3,254,648
Macquarie Group Ltd,
90 Day Australian Bank Bill Rate + 1.1500%, 1.1869%, 12/15/22‡	2,960,000	AUD	2,256,357
National Australia Bank Ltd,
90 Day Australian Bank Bill Rate + 2.4000%, 2.4305%, 9/21/26‡	568,000	AUD	435,096
National Australia Bank Ltd, AUD SWAP 5 YR + 2.4000%, 4.0000%, 9/21/26‡	2,743,000	AUD	2,109,760
Oversea-Chinese Banking Corp Ltd, 4.2500%, 6/19/24	2,000,000		2,190,840
Standard Chartered PLC,
US Treasury Yield Curve Rate 1 Year + 0.7800%, 0.9910%, 1/12/25 (144A)‡	750,000		745,761
Standard Chartered PLC,
90 Day Australian Bank Bill Rate + 1.8500%, 1.8802%, 6/28/25‡	320,000	AUD	248,932
Westpac Banking Corp, AUD SWAP 5 YR + 1.9500%, 4.5000%, 3/11/27‡	3,810,000	AUD	2,974,027
Westpac Banking Corp, AUD SWAP 5 YR + 2.6500%, 4.8000%, 6/14/28‡	2,724,000	AUD	2,197,535
			22,848,938
Capital Goods – 3.6%
Ball Corp, 4.0000%, 11/15/23	950,000		1,009,969
Boeing Co, 1.4330%, 2/4/24	1,000,000		1,012,696
Boeing Co, 2.1960%, 2/4/26	500,000		498,450
CNH Industrial Capital Australia Pty Ltd, 2.1000%, 12/12/22	1,120,000	AUD	859,352
			3,380,467
Communications – 3.2%
American Tower Corp, 3.3750%, 5/15/24	950,000		1,018,511
Crown Castle International Corp, 3.1500%, 7/15/23	1,000,000		1,059,129
Crown Castle International Corp, 1.0500%, 7/15/26	1,000,000		968,227
			3,045,867
Consumer Cyclical – 10.4%
Amazon.com Inc, 0.8000%, 6/3/25	1,100,000		1,095,581
eBay Inc, 1.9000%, 3/11/25	800,000		820,749
General Motors Financial Co Inc,
ICE LIBOR USD 3 Month + 0.8500%, 1.0748%, 4/9/21‡	1,000,000		1,000,080
Hyundai Capital America, ICE LIBOR USD 3 Month + 0.9400%, 1.1740%, 7/8/21‡	2,850,000		2,853,103
Volkswagen Financial Services Australia Pty Ltd, 3.3000%, 2/28/22	5,190,000	AUD	4,029,508
			9,799,021
Consumer Non-Cyclical – 1.1%
Mylan NV, 3.1500%, 6/15/21	1,050,000		1,053,315
Electric – 1.4%
ETSA Utilities Finance Pty Ltd,
90 Day Australian Bank Bill Rate + 1.0200%, 1.0500%, 8/29/22‡	1,050,000	AUD	801,346
Florida Power & Light Co,
ICE LIBOR USD 3 Month + 0.3800%, 0.5985%, 7/28/23‡	510,000		510,011
			1,311,357

Principal Amounts			Value
Corporate Bonds– (continued)
Energy – 0.5%
Teine Energy Ltd, 6.8750%, 9/30/22 (144A)	$500,000		$500,625
Finance Companies – 1.0%
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A)	1,000,000		974,303
Financial Institutions – 3.4%
Liberty Financial Pty Ltd, 5.1000%, 4/9/21	2,350,000	AUD	1,785,172
Liberty Financial Pty Ltd,
90 Day Australian Bank Bill Rate + 2.3500%, 2.3800%, 2/26/24‡	1,900,000	AUD	1,442,844
			3,228,016
Government Sponsored – 9.4%
Bank of China Ltd/Macau,
ICE LIBOR USD 3 Month + 0.7500%, 0.9738%, 11/20/21‡	1,150,000		1,150,813
CNOOC Curtis Funding No 1 Pty Ltd, 4.5000%, 10/3/23	2,600,000		2,813,448
ICBCIL Finance Co Ltd, 3.6500%, 3/5/22	800,000		818,192
SGSP Australia Assets Pty Ltd, 3.3000%, 4/9/23	800,000		836,288
Sinopec Capital 2013 Ltd, 3.1250%, 4/24/23	3,130,000		3,255,231
			8,873,972
Industrial – 0.9%
Downer Group Finance Pty Ltd, 3.7000%, 4/29/26	1,100,000	AUD	886,645
Insurance – 0.5%
Insurance Australia Group Ltd,
90 Day Australian Bank Bill Rate + 2.1000%, 2.1369%, 6/15/44‡	200,000	AUD	153,337
Insurance Australia Group Ltd,
90 Day Australian Bank Bill Rate + 2.3500%, 2.3869%, 6/15/45‡	350,000	AUD	271,026
			424,363
Real Estate Investment Trusts (REITs) – 1.7%
Vicinity Centres Trust, 4.0000%, 4/26/27	1,950,000	AUD	1,581,693
Real Estate Management & Development – 0.7%
QIC Finance Shopping Center Fund Pty Ltd,
90 Day Australian Bank Bill Rate + 1.2700%, 1.2800%, 8/15/25‡	880,000	AUD	663,464
Supranational – 0.5%
Inter-American Development Bank, 5.5000%, 8/23/21	33,100,000	INR	452,073
Technology – 6.5%
Apple Inc, 1.8000%, 9/11/24	1,000,000		1,039,640
Broadcom Inc, 4.7000%, 4/15/25	550,000		619,921
Broadcom Inc, 1.9500%, 2/15/28 (144A)	1,170,000		1,143,700
Equinix Inc, 1.2500%, 7/15/25	1,100,000		1,090,787
Hewlett Packard Enterprise Co, 1.4500%, 4/1/24	1,100,000		1,118,032
PayPal Holdings Inc, 1.3500%, 6/1/23	1,110,000		1,129,626
			6,141,706
Transportation – 1.5%
Sydney Airport Finance Co Pty Ltd, 3.6250%, 4/28/26 (144A)	1,300,000		1,401,926
Total Corporate Bonds (cost $63,549,104)			66,567,751
Commercial Paper– 14.3%
Canadian Natural Resources Ltd, 0%, 4/14/21 (Section 4(2))◊	1,000,000		999,938
Centennial Energy Holdings Inc, 0%, 4/1/21 (Section 4(2))◊	1,900,000		1,899,992
CNPC Finance HK Ltd, 0%, 4/1/21 (144A)◊	1,000,000		999,998
CNPC Finance HK Ltd, 0%, 4/15/21 (144A)◊	1,000,000		999,892
Energy Transfer Operating LP, 0%, 4/1/21 (Section 4(2))◊	1,900,000		1,899,980
Marathon Petroleum Corp, 0%, 4/28/21 (Section 4(2))◊	1,000,000		999,850
Ovintiv Inc, 0%, 4/1/21◊	1,900,000		1,899,958
Plains Midstream Canada LP, 0%, 4/1/21 (Section 4(2))◊	1,900,000		1,899,978
Smithfield Foods Inc, 0%, 4/1/21 (Section 4(2))◊	1,900,000		1,899,980
Total Commercial Paper (cost $13,499,256)			13,499,566
Total Investments (total cost $89,984,641) – 99.6%			94,030,252
Cash, Receivables and Other Assets, net of Liabilities – 0.4%			376,150
Net Assets – 100%			$94,406,402

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Australia	$40,058,264	42.6%
United States	30,967,641	32.9
China	10,037,574	10.7
United Kingdom	4,249,341	4.5
Germany	4,029,508	4.3
Singapore	3,187,361	3.4
Canada	1,500,563	1.6

Total	$94,030,252	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, National Association:
Australian Dollar	5/17/21	(1,500,000)	$1,164,864	$25,519
Morgan Stanley & Co:
Australian Dollar	5/17/21	3,000,000	(2,359,613)	(80,922)
Australian Dollar	5/17/21	(59,600,000)	46,191,192	921,207

				840,285
Total				$865,804

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
2 Year US Treasury Note	128	7/6/21	$28,253,000	$(30,000)	$(6,000)
Short-Term Euro-BTP	33	6/10/21	4,378,795	6,471	1,935
Total - Futures Purchased				(23,529)	(4,065)
Futures Sold:
10 Year US Treasury Note	33	6/30/21	(4,320,938)	45,563	8,250
10-Year Australian Bond	16	6/15/21	(1,678,144)	2,065	670
5 Year US Treasury Note	94	7/6/21	(11,599,453)	147,391	15,422
Euro-Schatz	37	6/10/21	(4,863,569)	(699)	(434)
Total - Futures Sold				194,320	23,908
Total				$170,791	$19,843

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
AUD BBR 6M	0.7425% Fixed Rate	Semiannual	6/10/25	7,700,000	AUD	$750	$(55,290)	$(8,488)
CAD BA CDOR 3M	0.7150% Fixed Rate	Semiannual	7/14/23	14,400,000	CAD	750	(28,323)	(671)
CAD BA CDOR 3M	0.6910% Fixed Rate	Semiannual	7/14/23	14,400,000	CAD	750	(31,061)	(694)
AUD BBR 6M	0.5560% Fixed Rate	Semiannual	7/24/25	11,300,000	AUD	750	(125,271)	(13,015)
0.2160% Fixed Rate	AUD BBR 3M	Quarterly	7/24/23	7,500,000	AUD	750	(3,381)	(565)
CAD BA CDOR 3M	0.6700% Fixed Rate	Semiannual	8/8/23	14,000,000	CAD	750	(38,219)	(787)
CAD BA CDOR 3M	0.7500% Fixed Rate	Semiannual	8/28/23	28,000,000	CAD	750	(68,057)	(2,067)
Total						$5,250	$(349,602)	$(26,287)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2021

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 8,641,363
Forward foreign currency exchange contracts, sold	66,698,679
Futures contracts, purchased	31,012,432
Futures contracts, sold	8,248,152
Interest rate swaps, pay fixed rate/receive floating rate	(8,479)
Interest rate swaps, receive fixed rate/pay floating rate	(74,543)
Purchased options contracts, call	1,116

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

AUD BBR	Australian Bank Bill Swap Rate
CAD BA	Canadian Bankers' Acceptance Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2021 is $9,246,629, which represents 9.8% of net assets.

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended March 31, 2021 is $9,599,718, which represents 10.2% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

◊	Zero coupon bond.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$13,962,935	$-
Corporate Bonds	-	66,567,751	-
Commercial Paper	-	13,499,566	-
Total Investments in Securities	$-	$94,030,252	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	946,726	-
Variation Margin Receivable	26,277	-	-
Total Assets	$26,277	$94,976,978	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$80,922	$-
Variation Margin Payable	6,434	26,287	-
Total Liabilities	$6,434	$107,209	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70255 05-21